Income Taxes Net Income (Loss) Domestic and Foreign (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States			$ 147,427	$ 165,289	$ 122,193
Foreign			(2,109)	0	0
Income before income taxes	$ 59,839	$ 48,452	$ 145,318	$ 165,289	$ 122,193